UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07090

Name of Fund: BlackRock California Insured Municipal 2008 Term Trust Inc. (BFC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock California Insured Municipal 2008 Term Trust Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 – 09/30/2008

Item 1 – Schedule of Investments

BlackRock California Insured Municipal 2008 Term Trust, Inc.
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
California - 24.2%	Alameda County, California, COP, Refunding, Series A, 3.80%, 12/01/08 (a)	$ 2,635	$ 2,639,242
	California State, GO, 5.50%, 4/01/09 (a)	3,000	3,046,800
	California State, GO, Refunding, 5.50%, 2/01/10 (a)	3,000	3,108,900
	California State Public Works Board, Energy Efficiency Revenue Bonds,
	Series A, 5.625%, 10/01/08 (b)	2,100	2,100,168
	Castaic Lake Water Agency, California, COP, Refunding (Water System
	Improvement Project), Series A, 7.25%, 8/01/10 (a)	2,600	2,797,652
	Los Angeles, California, Unified School District, COP (Multiple Properties
	Project), Series B, 3%, 10/01/08 (c)(d)	2,660	2,659,947
	Los Angeles County, California, Capital Asset Leasing Corporation,
	Leasehold Revenue Refunding Bonds, 6%, 12/01/08 (b)	8,090	8,128,428
	Orange County, California, Local Transportation Authority, Sales Tax
	Revenue Bonds, First Senior, 6%, 2/15/09 (a)	1,000	1,013,900
	Pasadena, California, Unified School District, GO (Election of 1997),
	Series C, 3.50%, 11/01/08 (c)(d)	2,495	2,495,774
	Sacramento, California, City Financing Authority Revenue Bonds (City Hall and
	Redevelopment Projects), Series A, 3.50%, 12/01/08 (c)	3,345	3,352,593
	Sacramento, California, Municipal Utility District, Electric Revenue
	Refunding Bonds, Series C, 5.75%, 11/15/08 (d)(e)	3,750	3,762,975
	Sacramento, California, Municipal Utility District, Electric Revenue
	Refunding Bonds, Series C, 5.75%, 11/15/09 (a)(d)	2,950	3,042,099
			38,148,478
Puerto Rico - 9.9%	Puerto Rico Electric Power Authority, Power Revenue Bonds,
	Series DD, 5%, 7/01/09 (c)	5,280	5,353,814
	Puerto Rico Electric Power Authority, Power Revenue Bonds,
	Series DD, 5%, 7/01/10 (c)	6,000	6,117,420
	Puerto Rico Municipal Finance Agency, GO, Series A, 5.625%, 8/01/10 (c)	4,000	4,109,200
			15,580,434
	Total Long-Term Investments (Cost - $52,503,392) - 34.1%		53,728,912
	Short-Term Securities	Shares
	CMA California Municipal Money Fund, 4.67% (f)(g)	39,500,000	39,500,000
		Par
	U.S. Government Obligations	(000)
	Fannie Mae Discount Notes, 2.60%, 12/22/08	$ 30,000	29,824,383
	Freddie Mac, 2.42%, 11/10/08	21,257	21,200,787
	U.S. Treasury Bills, 2.16%, 12/26/08	7,000	6,988,877
	Total Short-Term Securities (Cost - $97,489,719) - 61.8%		97,514,047
	Total Investments (Cost - $149,993,111*) - 95.9%		151,242,959
	Other Assets Less Liabilities - 4.1%		6,460,234
	Net Assets- 100.0%		$ 157,703,193

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.
COP Certificates of Participation
GO General Obligation Bonds

BlackRock California Insured Municipal 2008 Term Trust, Inc.
Schedule of Investments September 30, 2008 (Unaudited)
*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$149,547,956
	Gross unrealized appreciation	$1,700,463
	Gross unrealized depreciation	(5,460)
	Net unrealized appreciation	$1,695,003

(a)	MBIA Insured.
(b)	AMBAC Insured.
(c)	FSA Insured.
(d)	Security is collateralized by Municipal or U.S. Treasury Obligations.
(e)	FGIC Insured.
(f)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA California Municipal Money Fund	39,500,000	$ 88,055

(g)	Represents the current yield as of report date.

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$39,500,000
Level 2	111,742,959
Level 3	-
Total	$151,242,959

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock California Insured Municipal 2008 Term Trust Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
The BlackRock California Insured Municipal 2008 Term Trust Inc.

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
The BlackRock California Insured Municipal 2008 Term Trust Inc.

Date: November 24, 2008

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock California Insured Municipal 2008 Term Trust Inc.

Date: November 24, 2008